MANAGERS AMG FUNDS
ESSEX AGGRESSIVE GROWTH FUND

PROSPECTUS
DATED MARCH 1, 2001
---------------------------------

The Securities and Exchange Commission
has not approved or disapproved these
securities or determined if this
Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Key Information about the Essex
  Aggressive Growth Fund             1
  Summary of the Goal, Principal
  Strategies and Principal Risk
  Factors of the Fund                1

Performance Summary                  3

Fees and Expenses of the Fund        4
  Fees and Expenses                  4

Essex Aggressive Growth Fund         5
  Objective                          5
  Principal Investment Strategies    5
  Should You Invest in this Fund?    6

Managers AMG Funds                   7

Financial Highlights                 9

Your Account                        10
  Minimum Investments in the Fund   10

How To Purchase Shares              11

Distribution Plan                   12

How To Sell Shares                  12

Investor Services                   13

The Fund and its Policies           13

Account Statements                  14

Dividends and Distributions         15

Tax Information                     15

    KEY INFORMATION ABOUT THE ESSEX
        AGGRESSIVE GROWTH FUND

  This  Prospectus contains  important
information  for anyone interested  in
investing   in  the  Essex  Aggressive
Growth Fund (the "Fund"), a series  of
Managers AMG Funds.  Please read  this
document  carefully before you  invest
and keep it for future reference.  You
should base your purchase of shares of
the  Fund  on  your  own  goals,  risk
preferences   and   investment    time
horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

  The following is a summary of the
goal, principal strategies and
principal risk factors of the Fund.


           Principal       Principal
Goal       Strategies      Risk Factors
-----      ----------      ------------
Long-term  Invests        Market Risk
capital    primarily      Management
appreciati in the         Risk
on         equity         Growth
           securities     Stock Risk
           of U.S.        Small and Mid-
           companies      Cap Stock
           with the       Risk
           potential      Sector Risk
           for long-
           term growth

           Invests
           primarily
           in
           companies
           with market
           capitalizat
           ions of
           between
           $500
           million and
           $20
           billion,
           although it
           may invest
           in
           companies
           of any size

           Ordinarily
           invests in
           50 to 60
           companies
           from pre-
           selected
           sectors of
           the market;
           currently
           focuses on
           the
           specialty
           retail,
           technology,
           health
           care,
           financial
           services,
           energy
           services,
           and basic
           industries
           sectors



  All  investments involve  some  type
and   level  of  risk.   Risk  is  the
possibility that you will  lose  money
or  not  make any additional money  by
investing  in  the Fund.   Before  you
invest, please make sure that you have
read, and understand, the risk factors
that apply to the Fund.  The following
is  a discussion of the principal risk
factors of the Fund.

Market Risk

  The  Fund  is subject to  the  risks
generally  of  investing  in   stocks,
commonly referred to as "market risk."
Market  risk  includes  the  risk   of
sudden  and  unpredictable  drops   in
value  of  the market as a  whole  and
periods   of  lackluster  performance.
Despite   the  unique  influences   on
individual companies, stock prices  in
general  rise and fall as a result  of
investors'  perceptions of the  market
as   a  whole.   The  consequences  of
market  risk  are that  if  the  stock
market  drops in value, the  value  of
the  Fund's  portfolio of  investments
are  also likely to decrease in value.
The  increase or decrease in the value
of    the   Fund's   investments,   in
percentage terms, may be more or  less
than  the increase or decrease in  the
value of the market.

Management Risk

  The  Fund  is  subject   to
management  risk  because  it  is   an
actively managed investment portfolio.
Management  risk  is the  chance  that
poor security selection will cause the
Fund  to underperform other funds with
similar  objectives.  The  success  of
the Fund's investment strategy depends
significantly  on the skill  of  Essex
Investment  Management  Company,   LLC
("Essex")  in assessing the  potential
of  the  securities in which the  Fund
invests.    Essex   will   apply   its
investment   techniques    and    risk
analyses    in    making    investment
decisions for the Fund, but there  can
be   no  guarantee  that  these   will
produce the desired result.

Growth Stock Risk

  Growth  stocks may be more sensitive
to   market  movements  because  their
prices tend to reflect future investor
expectations rather than just  current
profits.  As  investors  perceive  and
forecast good business prospects, they
are  willing to pay higher prices  for
securities.   Higher prices  therefore
reflect higher expectations.   If such
expectations  are  not  met,   or   if
expectations are lowered,  the  prices
of   the  securities  will  drop.   In
addition,  growth stocks  tend  to  be
more  sensitive than other  stocks  to
increases  in  interest  rates,  which
will  generally cause  the  prices  of
growth  stocks to fall.  To the extent
that  the Fund invests in those  kinds
of  stocks, it will be exposed to  the
risks  associated with those kinds  of
investments.   For  these  and   other
reasons,  the  Fund  may  underperform
other   stock  funds  (such  as  value
funds) when stocks of growth companies
are out of favor.

Small and Mid-Cap Stock Risk

  Small     and     mid-capitalization
companies  often  have  greater  price
volatility, lower trading volume,  and
less   liquidity  than  larger,   more
established     companies.       These
companies   tend   to   have   smaller
revenues, narrower product lines, less
management   depth   and   experience,
smaller  shares  of their  product  or
service   markets,   fewer   financial
resources,    and   less   competitive
strength  than larger companies.   For
these and other reasons, the Fund  may
underperform other stock  funds  (such
as  large-company  stock  funds)  when
stocks   of   small  and  medium-sized
companies are out of favor.

  Sector Risk

  Companies   that  are   in   similar
businesses  may be similarly  affected
by   particular  economic  or   market
events,    which   may   in    certain
circumstances  cause  the   value   of
securities  in  all  companies  of   a
particular  sector of  the  market  to
decrease.  To the extent the Fund  has
substantial    holdings    within    a
particular    sector,    the     risks
associated with that sector  increase.
Diversification   among   groups    of
companies in different businesses  may
reduce sector risk but may also dilute
potential returns.


          PERFORMANCE SUMMARY

  The  following bar chart  and  table
provide an indication of the risks  of
investing  in the Fund by showing  the
Fund's  yearly  total  return  and  by
comparing  the  Fund's performance  to
that  of  a  broadly based  securities
market index.  The bar chart and table
assume  that all dividend and  capital
gain     distributions    have    been
reinvested for both the Fund  and  the
applicable  index.   Past  performance
does not guarantee future results.

Annual Total Returns - Calendar Yesr
(since inception November 1, 1999)

1999  46.90%
2000  -4.29%


Best Quarter:  46.90% (4th Quarter 1999)
Worst Quarter:-27.30% (4th Quarter 2000)
Most Recent Return Information:-4.29%
 (Jan. 1, 2000-Jan. 31, 2000)

Average Annual Total Returns (as a
 percentage) as of 12/31/00*

                  1 Year     Since
                             Inception
Fund            -4.29%       33.92%
S&P 500 Index   -9.10%       -0.99%

*Reflects performance since inception
of the Fund on November 1, 1999.

     FEES AND EXPENSES OF THE FUND

  This table describes the fees and
expenses that you may pay if you buy
and hold shares of the Fund.

Fees and Expenses

  Shareholder Fees (fees paid directly
from your investment)

Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of the
  offering price                  None
Maximum Deferred Sales Charge
  (Load)                          None
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends
  and Other Distributions         None
Maximum Account Fee               None

  Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets)

Management Fee                   1.00%
Distribution (12b-1) Fees1       0.00%
Other Expenses                   0.13%
Total Annual Fund Operating
  Expenses                       1.13%
Fee Waiver and Reimbursement2   (0.03%)
Net Annual Fund Operating
  Expenses                       1.10%

   1 Although the Fund is subject to a
Rule  12b-1 Plan of Distribution  that
permits payments of up to 0.25% of the
Fund's  average daily net  assets,  no
payments  have  been authorized  under
the plan to date.

   2  The Managers Funds LLC and Essex
have agreed to limit Total Annual Fund
Operating Expenses to 1.10% subject to
later  reimbursement by  the  Fund  in
certain  circumstances until at  least
October  31, 2001.  See "Managers  AMG
Funds."

   Example

   The following Example will help you
compare the cost of investing  in  the
Fund to the cost of investing in other
mutual   funds.   The  Example   makes
certain  assumptions. It assumes  that
you   invest  $10,000  as  an  initial
investment  in the Fund for  the  time
periods indicated and then redeem  all
of  your  shares at the end  of  those
periods.   It also assumes  that  your
investment has a 5% total return  each
year and the Fund's operating expenses
remain the same.  Although your actual
costs may be higher or lower, based on
the   above  assumptions,  your  costs
would be:

  1 Year    3 Years   5 Years   10 Years
  $112      $353      $616     $1369


   The    Example   should   not    be
considered a representation of past or
future  expenses, as  actual  expenses
may  be  greater or lower  than  those
shown.


      ESSEX AGGRESSIVE GROWTH FUND

Objective

   The Fund's objective is to achieve
long-term capital appreciation.

Principal Investment Strategies

   The  Fund invests primarily in  the
equity  securities of  U.S.  companies
with   the   potential  for  long-term
growth.  Although the Fund may  invest
in  companies  of any size,  the  Fund
will  invest  primarily  in  companies
with market capitalizations of between
$500    million   and   $20   billion.
Ordinarily, the Fund invests in 50  to
60 companies from pre-selected sectors
of  the  market.   The Fund  currently
focuses   on  the  specialty   retail,
technology,  health  care,   financial
services,  energy services  and  basic
industries  sectors.  Generally,   the
Fund  limits  its investments  in  any
specific company to 5% of its assets.

   Essex serves as sub-adviser to  the
Fund.     Essex    uses    fundamental
investment   research  techniques   to
determine what stocks to buy and sell.
In   selecting  stocks,  Essex   first
attempts  to  identify the  industries
within  various sectors that over  the
long  term will grow faster  than  the
economy as a whole.  Essex then  looks
for  companies within those industries
that  it  believes  can  generate  and
maintain    strong   revenue    and/or
earnings  growth.   Essex  looks   for
companies   with  established   market
positions,   quality  management   and
strong  finances.   Ordinarily,  Essex
will  sell  all  or a portion  of  the
Fund's  position in a company's  stock
if  it  believes the current price  is
not    supported    by    expectations
regarding the company's future  growth
potential  or  if,  as  a  result   of
appreciation, the value of  the  stock
exceeds 5% of the Fund's assets.

   For    temporary   and    defensive
purposes, the Fund may invest, without
limit,  in  cash or quality short-term
debt  securities including  repurchase
agreements.   To the extent  that  the
Fund is invested in these instruments,
the  Fund  will  not be  pursuing  its
investment objective.

Should You Invest in this Fund?

   This Fund MAY be suitable if you:

     *  Are seeking exposure to equity
        markets

     *  Are willing to accept a higher
        degree of risk for the
        opportunity of higher
        potential returns

     *  Have an investment time
        horizon of five years or more

   This Fund MAY NOT be suitable if
you:

     *  Are seeking stability of
        principal

     *  Are investing with a shorter
        time horizon in mind

     *  Are uncomfortable with stock
        market risk

     *  Are seeking current income


WHAT  ARE  YOU INVESTING  IN?
You are buying shares  of   a
pooled investment known as a
mutual   fund.  It is professionally
managed and gives you  the
opportunity to invest  in   a
wide   variety of  companies,
industries and markets.  This
Fund is not  a complete investment
program and there is no guarantee that
the  Fund will reach its stated goals.

           MANAGERS AMG FUNDS

  Managers  AMG  Funds  is  a  no-load
mutual   fund   family  comprised   of
different funds, each having  distinct
investment    management   objectives,
strategies, risks and policies.  Essex
Aggressive Growth Fund is one  of  the
funds currently available in the  fund
family.

  The    Managers   Funds   LLC   (the
"Investment Manager"), a subsidiary of
Affiliated   Managers   Group,   Inc.,
serves  as investment manager  to  the
Fund and is responsible for the Fund's
overall      administration.       The
Investment  Manager also monitors  the
performance,  security  holdings   and
investment   strategies    of    Essex
Investment  Management  Company,  LLC,
the  sub-adviser of the Fund and, when
appropriate,  evaluates any  potential
new   asset  managers  for  the   fund
family.

  Essex  has day-to-day responsibility
for  managing  the  Fund's  portfolio.
Essex,  located  at 125  High  Street,
Boston,  Massachusetts 02110,  is  the
successor  firm  to  Essex  Investment
Management  Company, Inc.,  which  was
formed  in 1976.  Affiliated  Managers
Group, Inc. indirectly owns a majority
interest in Essex.  As of December 31,
2000,    Essex   had   assets    under
management of $10.6 billion.   Stephen
D.  Cutler, Joseph C. McNay and Daniel
Beckham are the portfolio managers for
the Fund.  Mr. Cutler is the President
of  Essex, a position he has held with
Essex  or  its predecessor firm  since
1989.  Mr.  McNay is the Chairman  and
Chief  Investment Officer of Essex,  a
position he has held with Essex or its
predecessor  firm  since  1976.    Mr.
Beckham  is  the  Principal  and  Vice
President of Essex, a position he  has
held  with  Essex  or its  predecessor
firm  since 1995.  From 1994 to  1995,
Mr. Beckham was a member of the Duncan-
Hurst Capital Management team and from
1989 to 1994, Mr. Beckham was a member
of   the   Nicholas-Applegate  Capital
Management team.

  The   Fund  is  obligated   by   its
investment management agreement to pay
an   annual  management  fee  to   the
Investment  Manager of  1.00%  of  the
average daily net assets of the  Fund.
The  Investment Manager, in turn, pays
Essex  1.00% of the average daily  net
assets of the Fund for its services as
sub-adviser.   Under  its   investment
management  agreement with  the  Fund,
the  Investment  Manager  provides   a
variety of administrative services  to
the   Fund.   The  Investment  Manager
receives  no  additional  compensation
from  the  Fund  for  these  services.
Pursuant  to a Reimbursement Agreement
between  the  Investment  Manager  and
Essex, Essex reimburses the Investment
Manager  for the costs the  Investment
Manager     bears     in     providing
administrative, shareholder and  other
additional services to the Fund.

  The  Investment  Manager  and  Essex
have  agreed to waive fees and pay  or
reimburse the Fund to the extent total
expenses  of the Fund exceed 1.10%  of
the  Fund's  average daily net assets,
subject to later reimbursement by  the
Fund  in certain circumstances,  until
October   31,  2001.   The   Fund   is
obligated   to  repay  the  Investment
Manager  such amounts waived, paid  or
reimbursed  in  future years  provided
that  the  repayment occurs  within  3
years    after    the    waiver     or
reimbursement and that such  repayment
would not cause the Fund's expenses in
any  such future year to exceed  1.10%
of   the  Fund's  average  daily   net
assets.   In  addition  to  any  other
waiver or reimbursement agreed  to  by
the  Investment  Manager,  Essex  from
time  to  time  may  waive  all  or  a
portion of its fee.  In such an event,
the  Investment Manager will,  subject
to  certain conditions, waive an equal
amount of the management fee.

          Managers Distributors,  Inc.
("MDI"), a wholly-owned subsidiary  of
the  Investment  Manager,  serves   as
distributor   of   the   Fund.     MDI
currently receives no compensation for
its services as distributor.

         FINANCIAL HIGHLIGHTS

The   following  Financial  Highlights
table   is   intended  to   help   you
understand   the   Fund's    financial
performance for the past fiscal  year.
Certain information reflects financial
results for a single Fund share.   The
total  returns in the table  represent
the  rate that an investor would  have
earned or lost on an investment in the
Fund.  It assumes reinvestment of  all
dividends  and  distributions.    This
information, derived from  the  Fund's
Financial Statements, has been audited
by  PricewaterhouseCoopers LLP,  whose
report   is  included  in  the  Fund's
Annual Report, which is available upon
request.

                    For the year ended
                    October 31, 2000

Net Asset Value,
  Beginning of Year             $10.00

Income from Investment
Operations:
  Net investment loss            (0.06)
  Net realized and unrealized
   gain on investments            7.00

Total from investment operations  6.94

Net Asset Value,
  End of Year                   $16.94

Total Return (a)                 69.40%
Ratio of net expenses to
  average net assets              1.10%
Ratio of net investment loss to
  average net assets             (0.49)%
Portfolio Turnover                 160%
Net assets at end of year
  (000's omitted)               $332,582
Expense Offsets (b)
Ratio of total expenses to
  average net assets               1.13%
Ratio of net investment loss to
  average net assets              (0.52)%
---------------
(a) Total return would have been less absent the expense offsets.
(b) Ratio information assuming no reduction of Fund expenses for the year ended October 31, 2000.

             YOUR ACCOUNT

   As  an  investor, you pay no  sales
charges to invest in the Fund and  you
pay  no  charges to redeem out of  the
Fund.  The price at which you purchase
and redeem your shares is equal to the
net  asset value per share (NAV)  next
determined  after  your  purchase   or
redemption order is received  on  each
day the New York Stock Exchange (NYSE)
is open for trading.  The NAV is equal
to  the Fund's net worth (assets minus
liabilities) divided by the number  of
shares outstanding. The Fund's NAV  is
calculated  at  the close  of  regular
business  of  the NYSE,  usually  4:00
p.m. New York Time.

   The  Fund's investments are  valued
based  on  market values.   If  market
quotations  are not readily  available
for  any  security, the value  of  the
security   will   be   based   on   an
evaluation of its fair value, pursuant
to procedures established by the Board
of Trustees.

Minimum Investments in the Fund

   Cash  investments in the Fund  must
be   in   U.S.  dollars.   Third-party
checks which are under $10,000 and are
payable to an existing shareholder who
is  a natural person (as opposed to  a
corporation   or   partnership)    and
endorsed  over  to the Fund  or  State
Street Bank and Trust Company will  be
accepted.

   The  following provides the minimum
initial and additional investments  in
the Fund:
         Initial Investment  Additional
                             Investment

Regular accounts $25,000        $1,000
Traditional IRA   25,000         1,000
Roth IRA          25,000         1,000

   The Fund or the underwriter may, in
their  discretion, waive  the  minimum
and  initial investment amounts at any
time.

   If you invest through a third party
such as a bank, broker-dealer or other
fund  distribution organization rather
than  directly  with  the  Trust,  the
policies,  fees and minimum investment
amounts  may be different  than  those
described  in  this  Prospectus.   The
Fund  may also participate in programs
with  many  national  brokerage  firms
which  limit the transaction fees  for
the  shareholder, and may pay fees  to
these firms for participation in these
programs.

                        A TRADITIONAL
                        IRA is an
                        individual
                        retirement
                        account.
                        Contributions
                        may be
                        deductible at
                        certain income
                        levels and
                        earnings are
                        tax-deferred
                        while your
                        withdrawals
                        and
                        distributions
                        are taxable in
                        the year that
                        they are made.

                        A ROTH IRA is
                        an IRA with
                        non-deductible
                        contributions
                        and tax-free
                        growth of
                        assets and
                        distributions.
                        The account
                        must be held
                        for five years
                        and certain
                        other
                        conditions
                        must be met in
                        order to
                        qualify.

                        You should
                        consult your
                        tax
                        professional
                        for more
                        information on
                        IRA accounts.

        HOW TO PURCHASE SHARES



               INITIAL      ADDITIONAL
              PURCHASE      PURCHASES


Through your  Contact       Send any
investment    your          additional
advisor       investment    monies to your
              advisor or    investment
              other         professional
              investment    at the address
              professional. appearing on
                            your account statement.

All
Shareholders: Complete
              the account
              application

                            Write a letter
By Mail:                    of instruction
              Mail the      and a check
              application   payable to
              and a check   Managers AMG
              payable to    Funds to:
              Managers
              AMG Funds     Managers AMG
              to:           Funds
                            c/o Boston
              Managers      Financial
              AMG Funds     Data
              c/o Boston    Services, Inc.
              Financial     P.O. Box 8517
              Data          Boston, MA
              Services,     02266-8517
              Inc.
              P.O. Box      Include your
              8517          account # and
              Boston, MA    Fund name on
              02266-        your check.
              8517

By Telephone: Not           If your account has
              Available     already been
                            established,
                            call the
                            Transfer Agent
                            at (800) 252-
                            0682.  The
                            minimum
                            additional
                            investment is
                            $1,000.
By Internet:  Not           If your
              Available     account has
                            already been
                            established,
                            see our
                            website at
                            http://www.man
                            ragersamg.com.
                            The minimum
                            additional
                            investment is
                            $1,000.
   Note:  Purchases made by check will
   have a 15 calendar day hold.

For   Bank  Wires:   Please  call  and
notify  the  Fund  at (800)  252-0682.
Then  instruct your bank to  wire  the
money  to State Street Bank and  Trust
Company,   Boston,   MA   02101;   ABA
#011000028; BFN Managers AMG Funds A/C
9905-472-8,   FBO  Shareholder   name,
account number and Fund name.   Please
be aware that your bank may charge you
a fee for this service.

        DISTRIBUTION PLAN

   The Fund has adopted a distribution
plan  to  pay  for  the  marketing  of
shares  of the Fund.  Under the  plan,
the  Board  of Trustees may  authorize
payments  at an annual rate of  up  to
0.25% of the Fund's average daily  net
assets to Managers Distributors, Inc.,
the  Fund's distributor.  The Trustees
have not authorized the payment of any
fees to date.

          HOW TO SELL SHARES

   You  may  sell your shares  at  any
time.  Your shares will be sold at the
NAV   calculated  after   the   Fund's
Transfer  Agent receives  your  order.
Orders  received after 4:00  p.m.  New
York  Time  will receive the  NAV  per
share  determined  at  the  close   of
trading on the next NYSE trading day.



                    INSTRUCTIONS


THROUGH YOUR      Contact your
INVESTMENT        investment
ADIVOR            advisor or other
                  investment
                  professional.


DIRECT
SHAREHOLDERS:
                  Write a letter
By Mail           of instruction
                  containing:

                  *the name of the Fund
                  *dollar amount or
                   number of
                   shares to be
                   sold
                  *your name
                  *your account number
                  *signatures of
                   all owners
                   on account

By Telephone       Mail letter to:

                   Managers AMG
                   Funds
                   c/o Boston
                   Financial Data
                   Services,
                   Inc.
                   P.O. Box 8517
                   Boston, MA
                   02266-8517

                   If you elected
                   telephone
                   redemption
                   privileges on
                   your account
                   application,
                   call us at
                   (800) 252-0682.
By Internet        See our website
                   at:
                   http://www.manag
                   ersamg.com.

    Redemptions  of $50,000  and  over
require  a  signature  guarantee.    A
signature  guarantee helps to  protect
against  fraud.   You can  obtain  one
from   most   banks   and   securities
dealers.    A  notary  public   cannot
provide  a  signature  guarantee.   In
joint  accounts, both signatures  must
be guaranteed.

   Telephone redemptions are available
only  for redemptions which are  below
$50,000.

            INVESTOR SERVICES

   Automatic Reinvestment Plan  allows
your   dividends  and   capital   gain
distributions  to  be  reinvested   in
additional  shares of the  Fund.   You
can elect to receive cash.

   Automatic Investments allows you to
make   automatic  deductions  from   a
designated bank account.

   Automatic Withdrawals allows you to
make automatic monthly withdrawals  of
$100   or   more.    Withdrawals   are
normally completed on the 25th day  of
each  month. If the 25th  day  of  any
month  is a weekend or a holiday,  the
withdrawal  will be completed  on  the
next business day.

   Individual Retirement Accounts  are
available  to  you  at  no  additional
cost.   Call us at (800) 835-3879  for
more information and an IRA kit.

   The  Fund has an Exchange Privilege
which  allows  you  to  exchange  your
shares  of the Fund for shares of  any
of  the  series of Managers AMG Funds,
The  Managers Funds, Managers Trust  I
and  Managers Trust II.  There  is  no
fee   associated  with  the   Exchange
Privilege.   Be  sure  to   read   the
Prospectus  of any series of  Managers
AMG   Funds,   The   Managers   Funds,
Managers Trust I and Managers Trust II
that  you  wish to exchange into.  You
can  request your exchange in writing,
by   telephone  (if  elected  on   the
application), by internet  or  through
your   investment  advisor,  bank   or
investment professional.

   The  Fund  will not be  responsible
for    any   losses   resulting   from
unauthorized   transactions   if    it
follows reasonable security procedures
designed to verify the identity of the
investor.    You  should  verify   the
accuracy    of    your    confirmation
statements   immediately   after   you
receive them.  If you do not want  the
ability   to  sell  and  exchange   by
telephone or internet, call  the  Fund
for instructions.

       THE FUND AND ITS POLICIES

   The   Fund   is  a  series   of   a
"Massachusetts business  trust."   The
Board  of  Trustees may,  without  the
approval  of the shareholders,  create
additional  series at any time.   Also
at  any  time, the Board  of  Trustees
may,   without  shareholder  approval,
divide this series or any other series
into  two  or more classes  of  shares
with       different      preferences,
privileges, and expenses.

The Fund reserves the right to:

  * redeem an account if the value of
    the account falls below $25,000 due to
    redemptions;

  * suspend redemptions or postpone
    payments when the NYSE is closed for
    any reason other than its usual
    weekend or holiday closings or when
    trading is restricted by the
    Securities and Exchange Commission;

  * change the minimum investment
    amounts;

  * delay sending out redemption
    proceeds for up to seven days (this
    usually applies to very large
    redemptions without notice, excessive
    trading or during unusual market
    conditions);

  * make a redemption-in-kind (a
    payment in portfolio securities
    instead of in cash) if we determine
    that a redemption is too large and/or
    may cause harm to the Fund and its
    shareholders;

  * refuse any purchase or exchange
    request if we determine that such
    request could adversely affect the
    Fund's NAV, including if such person
    or group has engaged in excessive
    trading (to be determined in our
    discretion);

  * after prior warning and
    notification, close an account due to
    excessive trading; and

  * terminate or change the Exchange
    Privilege or impose fees in connection
    with exchanges or redemptions.


           ACCOUNT STATEMENTS

   You   will  receive  quarterly  and
yearly   statements   detailing   your
account activity. All investors (other
than IRA accounts) will also receive a
Form   1099-DIV,  detailing  the   tax
characteristics of any  dividends  and
distributions  that you have  received
in   your  account.   You  will   also
receive  a  confirmation  after   each
trade executed in your account.

      DIVIDENDS AND DISTRIBUTIONS

   Income  dividends and  net  capital
gain   distributions,  if   any,   are
normally declared and paid annually in
December.

   We will automatically reinvest your
distributions of dividends and capital
gains  unless  you tell us  otherwise.
You   may  change  your  election   by
writing  to us at least 10 days  prior
to the scheduled payment date.


            TAX INFORMATION

   Please  be aware that the following
tax  information is general and refers
to  the  provisions  of  the  Internal
Revenue  Code  of  1986,  as  amended,
which are in effect as of the date  of
this Prospectus.  You should consult a
tax  adviser about the status of  your
distributions from the Fund.

   All    dividends   and   short-term
capital   gains   distributions    are
generally  taxable to you as  ordinary
income,   whether  you   receive   the
distribution  in cash or  reinvest  it
for additional shares.  An exchange of
the   Fund's  shares  for  shares   of
another Fund will be treated as a sale
of  the  first Fund's shares  and  any
gain on the transaction may be subject
to federal income tax.

   Keep in mind that distributions may
be  taxable to you at different  rates
depending  on the length of  time  the
Fund  held  the applicable  investment
and  not  the length of time that  you
held  your Fund shares.  When  you  do
sell  your Fund shares, a capital gain
may  be  realized, except for  certain
tax-deferred  accounts,  such  as  IRA
accounts.

   Federal  law requires the  Fund  to
withhold  taxes on distributions  paid
to shareholders who:

  * fail to provide a social security
    number or taxpayer identification
    number;

  * fail to certify that their social
    security number or taxpayer
    identification number is correct; or

  * fail to certify that they are
    exempt from withholding.

MANAGERS AMG FUNDS
ESSEX AGGRESSIVE GROWTH FUND

Investment Manager
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Adviser
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

Distributor
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey *
Edward J. Kaier
Eric Rakowski

*Interested Person

For More Information

Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

By Telephone:     1-800-835-3879

By Mail:          Managers AMG Funds
                  40 Richards Avenue
                  Norwalk, CT 06854

On the Internet:  Electronic copies are available
                  on our website at http://
                  www.managersamg.com

A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of Prospectus). Text-only copies are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-6009, 202-942-8090. Information about the Fund may also be reviewed and copied at the SEC's Public Reference Room.

Investment Company Act Registration Number 811-9521

MANAGERS AMG FUNDS

ESSEX AGGRESSIVE GROWTH FUND
____________________________
STATEMENT OF ADDITIONAL INFORMATION

DATED March 1, 2001
_________________________________________________________________________
You can obtain a free copy of the Prospectus of the Essex Aggressive Growth Fund (the "Fund") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's prospectus.

The Financial Statements of the Fund, including the Report of Independent Accountants, for the fiscal year ending October 31, 2000 are included in the Fund's Annual Report and are available without charge by calling Managers AMG Funds at (800) 835-3879.

TABLE OF CONTENTS
                                                	Page
GENERAL INFORMATION						3

INVESTMENT OBJECTIVES AND POLICIES				3
Investment Techniques and Associated Risks		3
Diversification Requirements for the Fund			8
Fundamental Investment Restrictions			8
Temporary Defensive Position			       9
Portfolio Turnover						9

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST		10
Trustees' Compensation	                           11

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	11
Control Persons						11
Management Ownership						11

MANAGEMENT OF THE FUND					12
Investment Manager						12
Compensation of Investment Manager and Sub-Adviser	12
Fee Waivers and Expense Limitations			12
Investment Management and Sub-Advisory Agreements	13
Custodian							15
Transfer Agent						15
Independent Public Accountants				15

BROKERAGE ALLOCATION AND OTHER PRACTICES			15

PURCHASE, REDEMPTION AND PRICING OF SHARES		16
Purchasing Shares						16
Redeeming Shares						17
Exchange of Shares						17
Net Asset Value						18
Dividends and Distributions					18
Distribution Plan						18

CERTAIN TAX MATTERS						19
Federal Income Taxation of Fund-in General		19
Taxation of the Fund's Investments				19
Federal Income Taxation of Shareholders			20
Foreign Shareholders						20
State and Local Taxes					21
Other Taxation						21

PERFORMANCE DATA						21
Total Return							21
Performance Comparisons					22
Massachusetts Business Trust				22
Description of Shares					23
Additional Information					24

FINANCIAL STATEMENTS						25

GENERAL INFORMATION

This Statement of Additional Information relates only to the Essex Aggressive Growth Fund (the "Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."

INVESTMENT OBJECTIVES AND POLICIES

The following is additional information regarding the investment objectives and policies used by the Fund in an attempt to achieve its objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

The Fund invests primarily in equity securities of U.S. companies with the potential for long-term growth.

Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations of between $500 million and $20 billion. Ordinarily, the Fund invests in 50 to 60 companies from pre-selected sectors of the market. The Fund currently focuses on the specialty retail, technology, health care, financial services, energy services and basic industries sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities that may be purchased by the Fund. Also see "Quality and Diversification
Requirements of the Fund."

(1)	Cash Equivalents.  The Fund may invest in cash equivalents.  Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances.  The Fund may invest in bankers acceptances.
Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S.
commercial banks.

Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate.

This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

(2)	Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction.
The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(3)	Emerging Market Securities.  The Fund may invest some of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries.
These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgement against an issuer in an emerging market country.

(4)	Foreign Securities.  The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers.
There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgement against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries. Therefore, substantially all of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than ninety days.

Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

(5)	Futures Contracts.  The Fund may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

(6)	Illiquid Securities, Private Placements and Certain Unregistered
Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

(7)	Obligations of Domestic and Foreign Banks.  Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(8)	Option Contracts.

Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction."
The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction."
The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

(9)	Rights and Warrants.  The Fund may purchase rights and warrants.
Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.


(10)	Securities Lending.  The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a seller defaults, the Fund may use the collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

(11)	Segregated Accounts.  The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

(12)	Short Sales.  The Fund may enter into short sales.  The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

(13)	When-Issued Securities.  The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1)	Issue senior securities.  For purposes of this restriction,
borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

(2)	Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

(3)	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

(4)	Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5)	Purchase or sell commodities or commodity contracts, except the
Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(6)	Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and
(iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8)	Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

Temporary Defensive Position

The Fund may invest up to 100% of its assets in cash for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, the Fund may not achieve its investment objective.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund. For the fiscal year ended October 31, 2000, the Fund had a portfolio turnover rate of 160%.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.


	BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below.
The Board of Trustees provides broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.


JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and Managers Trust II. His address is 595 Commonwealth Avenue, Boston, Massachusetts 02215. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and Managers Trust II. His address is 380 Gulf of Mexico Drive, Longboat Key, Florida 34228.
His date of birth is September 23, 1941.

SEAN M. HEALEY* - Trustee; President and Chief Operating Officer of Affiliated Managers Group, Inc. since October 1999. From April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. His address is Two International Place, 23rd Floor, Boston, Massachusetts 02110. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and Managers Trust II. His date of birth is May 9, 1961.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and Managers Trust II. His address is 1100 One Penn Center, Philadelphia, Pennsylvania 19103. His date of birth is September 23, 1945.

ERIC RAKOWSKI - Trustee; Professor, University of California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and Managers Trust II. His address is 1535 Delaware Street, Berkeley, California 94703-1281. His date of birth is June 5, 1958.

PETER M. LEBOVITZ - President; President and Chief Executive Officer of The Managers Funds LLC. From September 1994 to April 1999, he was Managing Director of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). President of Managers Distributors, Inc. since December 2000. From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Principal Accounting Officer; Director, Finance and Planning of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994. Treasurer and Principal Accounting Officer of Managers Distributors, Inc. since December 2000. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

JOHN KINGSTON, III - Secretary; Vice President and Associate General Counsel of Affiliated Managers Group, Inc. since March 1999. Director and Secretary of Managers Distributors, Inc. since December 2000. From June 1998 to February 1999, he served in a general counseling capacity with Morgan Stanley Dean Witter Investment Management Inc. From September 1994 to May 1998 he was an Associate with Ropes and Gray. His date of birth is October 23, 1965.

PETER M. MCCABE - Assistant Treasurer; Manager, Fund Administration of The Managers Funds LLC (formerly The Managers Funds, L.P.) since August 1995. From July 1994 to August 1995, he was a Portfolio Administrator at Oppenheimer Capital, L.P. His date of birth is September 8, 1972.

----------------------------
*Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

LAURA A. PENTIMONE - Assistant Secretary; Manager, Legal and Compliance of The Managers Funds LLC (formerly The Managers Funds, L.P.) since September 1997. Assistant Secretary of Managers Distributors, Inc. since December 2000. From August 1994 to June 1997, she was a law student.
Her date of birth is November 10, 1970.

Trustees' Compensation

Compensation Table:

Name of         Aggregate Compensation       Aggregate Compensation      Total
Trustee         from the Fund (a)            from the Trust (a)          Compensation from
                                                                         the Funds and the Fund
                                                                         Complex Paid to
                                                                          Trustees (b)
Jack W. Aber             $4,000                    $20,500                	$24,500
William E. Chapman, II   $4,000                    $20,500                 $24,500
Sean M. Healey*            None                       none            	none
Edward J. Kaier          $4,000                    $20,500                 $24,500
Eric Rakowski            $4,000                    $20,500                 $24,500

*Interested Person
____________________

(a)	Compensation is calculated for the Fund's fiscal year ending
October 31, 2000.  The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation  paid during the 12-month period ending October 31, 2000 for services as Trustees of Managers AMG
Funds, The Managers Funds, Managers Trust I and Managers Trust II.

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of February 22, 2001,   National Financial Services Corp.
"controlled" (within the meaning of the 1940 Act) the Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund.

As of February 22, 2001, the following persons or entities owned more than 5% of the outstanding shares of the Fund:

Name and Address                          Percentage Ownership
National Financial Services Corp.	           27%
200 Liberty Street
PO Box 3751 Church Street Station
New York, NY 10008-3751

BDG & Co.	                                6%
c/o Bingham Legg Advisers LLC
150 Federal Street
Boston, MA 02110-1713

Sociedad Internacional de Finanzas SA	     6%
PO Box 7289 CH-8023
Zurich, Switzerland

Stephen D. Cutler	                         5%
100 Fernwood Road
Chestnut Hill, MA 02467-2907


Management Ownership

As of February 22, 2001, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


	MANAGEMENT OF THE FUND

Investment Manager and Sub-Adviser

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110. Managers Distributors, Inc. ("MDI"), a wholly owned subsidiary of The Managers Funds LLC, serves as distributor to the Fund.


The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust dated October 19, 1999, as amended by letter agreements dated September 19, 2000, November 14, 2000 and February 20, 2001 (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment
Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, LLC, the sub-adviser which manages the assets of the Fund (the "Sub-Adviser" or "Essex"). The Investment Manager receives no additional compensation from the Fund for its administration services. Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex is the successor firm to Essex Investment

Management Company, Inc. which was formed in 1976. AMG indirectly owns a majority interest in Essex. As of December 31, 2000, Essex's assets under management totaled approximately $10.6 billion. Essex's address is 125 High Street, Boston, MA 02110. Stephen D. Cutler, President, Joseph
C. McNay, Chairman and Chief Investment Officer, and Daniel Beckham, Principal and Vice President, are the portfolio managers for the Fund.

The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related recordkeeping services.
The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Adviser by the Fund

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund. During the fiscal year ended October 31, 2000, the Investment Manager was paid $2,478,770 under the Investment Management Agreement.

Fee Waivers and Expense Limitations

The Investment Manager has agreed to limit total annual Fund operating expenses to 1.10%, subject to later reimbursement by the Fund in certain circumstances, until October 31, 2001. See "Managers AMG Funds" in the Prospectus for further information.

The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the expense limitation in effect at the date of this Statement of Additional Information on the management fees which are expected to be payable by the Fund is reflected in the Expense Information located at the front of the Fund's Prospectus. In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Shareholders will be notified of any change in the management fees of the Fund on or about the time that such fees or expenses become effective.

Investment Management and Sub-Advisory Agreements

The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Essex Investment Management Company, LLC, dated October 19, 1999 (the "Sub-Advisory Agreement").

The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

*	developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

*	providing research and analysis relative to the investment program and investments of the Fund;

*	determining (subject to the overall supervision and review of the
Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

*	making changes on behalf of the Trust in the investments of the
Fund.

Under the Sub-Advisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Sub-Adviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Reimbursement Agreement

Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund and, under the distribution agreement between MDI and the Fund, MDI provides a variety of shareholder and marketing services to the Fund. The MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics

The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the code of ethics of the Investment Manager and MDI (applicable to "access persons" of the Trust that are also employees of the Investment Manager) and the code of ethics of the Sub-Adviser (applicable to "access persons" of the Trust that are also employees of the Sub-Adviser). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

Distribution Arrangements

MDI acts as the distributor in connection with the offering of the Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian

State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

Transfer Agent

Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts 02266-8517, is the transfer agent (the
"Transfer Agent") for the Fund.

Independent Public Accountants

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountants for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

	BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisory Agreement provides that the Sub-Adviser place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

 	In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Adviser does not provide any services to the Fund except portfolio investment management and related record- keeping services. During the last fiscal year, the Fund paid $396,000 in brokerage fees.


	PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager and/or the Sub-Adviser.

Purchase orders received by the Fund before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, redemptions of shares which were purchased by check are not effected until the clearance of the check, i.e., 15 days after the date of purchase unless arrangements are made with the Investment Manager. However, during this 15 day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II. The 15 day holding period for redemptions would still apply to such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York Stock Exchange (the "NYSE") on that day.

Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $25,000 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check(i.e., 15 days). The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of Managers AMG Funds, The Managers Funds,
Managers Trust I and Managers Trust II and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of Managers AMG
Funds, The Managers Funds, Managers Trust I and Managers Trust II will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

The Fund computes its Net Asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value of the Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan

The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees may authorize payments which may not exceed on an annual basis 0.25% of the average annual net assets of the Fund. The Trustees have not authorized the payment by the Fund of any fees to date.

	CERTAIN TAX MATTERS

Federal Income Taxation of Fund-in General

The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments

Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Federal Income Taxation of Shareholders

General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations.
 The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

Foreign Shareholders

Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


	PERFORMANCE DATA

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number printed on the cover page of this Statement of Additional Information and in the Fund's Prospectus or on our website at http://www.managersamg.com.

Total Return

The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

	P (1 + T) N = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T = average annual total return
N = number of years

ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

The Average Annual Total Return for the fiscal year ended October 31, 2000 was 69.40%.

Performance Comparisons

The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust

The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.


Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Business Trust" above.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.
See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable.
The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually.
The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of four series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information

This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

	The following audited Financial Statements and the related Notes for the Fund, as well as the Report of PricewaterhouseCoopers LLP, are incorporated by reference to this Statement of Additional Information from their respective annual report filings made with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Financial Statement and reports are available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

						Date of Annual Report; Date
Fund			 		of Filing of Annual Report; Accession Number

Essex Aggressive Growth Fund	10/31/00; 2/20/01; 0000720309-00-000057